General Information - Schedule of Consolidated Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Interactive, Inc.
Location	U.S.A.
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity NeoCyon, Inc. (*)
Location	Korea
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Mobile game development and service
Gravity Communications Co., Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Communications Co., Ltd.
Location	Taiwan
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Subsidiary	PT. Gravity Game Link
Location	Indonesia
Percentage of ownership (%)	70.00%	70.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Tech Co., Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Tech Co., Ltd.
Location	Thailand
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Arise Co., Ltd.
Location	Japan
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Hub PTE., Ltd.
Location	Singapore
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Vision Limited.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Vision Limited.
Location	Hong Kong
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Unite SDN. BHD
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Unite SDN. BHD (*)
Location	Malaysia
Percentage of ownership (%)	100.00%	0.00%
Fiscal year end	December
Main business	Online and mobile game services